UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	-0.15%	5.70%	7.40%
Class T (incl. 4.00% sales charge)	-0.17%	5.69%	7.36%
Class B (incl. contingent deferred sales charge) A	-1.70%	5.50%	7.32%
Class C (incl. contingent deferred sales charge) B	2.16%	5.77%	7.00%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Emerging Markets Income Fund - Class A on December 31, 2004, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan Emerging Markets Bond Index Global performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite a volatile run for emerging-markets (EM) debt, the asset class managed to land in positive territory for the 12 months ending December 31, 2014, with the J.P. Morgan Emerging Markets Bond Index Global returning 5.53%. EM debt rallied during the first half of the 2014 following a major sell-off in 2013. In February, the J.P. Morgan index saw its biggest one-month gain since July 2012, as the U.S. Federal Reserve eased into its tapering and demand soared for issues offering a premium over U.S. Treasuries. Falling U.S. interest rates and the actions of the Fed continued to support the asset class well into the year. However, by September, waning global demand and increased supply from energy and other commodity producers began to cause oil and commodity prices to plummet, resulting in a significant headwind for EM commodity producers. Additionally, heightened geopolitical risk, including mounting sanctions against Russia and continued slow economic growth in China, among others, also pressured the asset class. Accordingly, EM countries most influenced by political instability and/or a price decline in oil performed the worst, including Ukraine (-30%), Venezuela (-29%) and Russia (-10%). Conversely, Argentina (+19%) benefited from a legal development regarding an earlier restructuring of its debt, while Turkey (+20%) and Indonesia (+16%) also easily topped the index.

Comments from John Carlson, Portfolio Manager of Fidelity Advisor® Emerging Markets Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 4.01%, 3.99%, 3.24% and 3.14%, respectively (excluding sales charges), trailing the J.P. Morgan Emerging Markets Bond Index Global. Versus the index, the fund's underweight position in low-yielding investment-grade EM debt markets hurt, as investors gravitated toward these investments during the last few months of the period, driven by a steep drop in oil prices and subsequent reductions to EM growth expectations. Positioning in Venezuela was another detractor, as these securities suffered later in 2014, due to local political issues and a subsequent collapse in the price of oil. Conversely, the fund's exposure to bonds with duration longer than that of the index was a contributor. Our positioning in Ukrainian debt also helped when the conflict between Russia and Ukraine escalated and both markets underperformed. The fund's position in EM equity, where we found valuations attractive relative to EM debt, was another plus, as was its exposure to long-dated U.S. Treasuries, which we held to provide protection against increasing global geopolitical risk and as a hedge against the fund's underweight position in the high-grade portion of the market, where the yield differential between index securities and Treasuries was small.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Class A	1.14%
Actual		$ 1,000.00	$ 944.00	$ 5.59
HypotheticalA		$ 1,000.00	$ 1,019.46	$ 5.80
Class T	1.19%
Actual		$ 1,000.00	$ 944.10	$ 5.83
HypotheticalA		$ 1,000.00	$ 1,019.21	$ 6.06
Class B	1.86%
Actual		$ 1,000.00	$ 940.10	$ 9.10
HypotheticalA		$ 1,000.00	$ 1,015.83	$ 9.45
Class C	1.89%
Actual		$ 1,000.00	$ 940.20	$ 9.24
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Institutional Class	.87%
Actual		$ 1,000.00	$ 945.30	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Countries as of December 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Mexico	8.3	8.8
Russia	6.7	7.2
Turkey	6.6	4.6
Venezuela	6.1	12.5
Brazil	6.1	3.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of December 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russian Federation	6.7	6.5
Turkish Republic	6.2	3.5
Brazilian Federative Republic	4.2	1.8
Indonesian Republic	3.6	2.8
Petroleos de Venezuela SA	3.6	5.9
	24.3
Asset Allocation (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
Corporate Bonds 28.8%	Corporate Bonds 31.6%
Government Obligations 57.5%	Government Obligations 52.6%
Stocks 1.0%	Stocks 3.8%
Preferred Securities 1.1%	Preferred Securities 0.3%
Investment Companies 0.5%	Investment Companies 9.2%
Short-Term Investments and Net Other Assets (Liabilities) 11.1%	Short-Term Investments and Net Other Assets (Liabilities) 2.5%

Annual Report

Investments December 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.8%
		Principal Amount (d)	Value
Australia - 0.2%
CNOOC Curtis Funding No. 1 Pvt Ltd. 4.5% 10/3/23 (g)		$ 4,760,000	$ 5,003,607
Azerbaijan - 0.2%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		6,525,000	6,128,933
Bermuda - 0.5%
Mubadala GE Capital Ltd. 3% 11/10/19 (g)		12,345,000	12,220,069
Brazil - 1.0%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)		4,425,000	4,358,625
5.5% 7/12/20 (g)		4,655,000	4,800,003
5.75% 9/26/23 (g)		3,770,000	3,883,100
6.5% 6/10/19 (g)		4,995,000	5,294,700
Brasil Foods SA 7.75% 5/22/18 (g)	BRL	3,070,000	999,003
Caixa Economica Federal:
3.5% 11/7/22 (g)		2,030,000	1,745,800
4.25% 5/13/19 (g)		4,070,000	3,968,250
7.25% 7/23/24 (g)(i)		1,715,000	1,637,825
TOTAL BRAZIL			26,687,306
British Virgin Islands - 1.7%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	20,415,000	7,238,409
Sinochem Overseas Capital Co. Ltd. 4.5% 11/12/20 (g)		4,765,000	5,032,402
Sinopec Group Overseas Development 2012 Ltd.:
3.9% 5/17/22 (g)		7,010,000	7,133,082
4.875% 5/17/42 (g)		2,375,000	2,576,326
Sinopec Group Overseas Development 2014 Ltd. 4.375% 4/10/24 (g)		3,430,000	3,597,868
Sinopec Group Overseas Development Ltd.:
4.375% 10/17/23 (g)		4,760,000	4,982,825
5.375% 10/17/43 (g)		1,785,000	2,086,119
State Grid Overseas Investment 2013 Ltd.:
3.125% 5/22/23 (g)		2,400,000	2,347,778
4.375% 5/22/43 (g)		1,700,000	1,780,189
State Grid Overseas Investment 2014 Ltd.:
4.125% 5/7/24 (g)		5,760,000	6,055,816
4.85% 5/7/44 (g)		1,700,000	1,887,661
TOTAL BRITISH VIRGIN ISLANDS			44,718,475
Cayman Islands - 2.1%
Alibaba Group Holding Ltd. 3.125% 11/28/21 (g)		8,875,000	8,768,296
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Cayman Islands - continued
Brazil Minas SPE 5.333% 2/15/28 (g)		$ 6,985,000	$ 6,897,688
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		14,075,000	13,041,473
6.75% 1/27/41		11,515,000	10,473,699
8.375% 12/10/18		15,561,000	16,533,563
TOTAL CAYMAN ISLANDS			55,714,719
China - 0.1%
Export-Import Bank of China 3.625% 7/31/24 (g)		3,430,000	3,463,470
Costa Rica - 0.4%
Banco de Costa Rica 5.25% 8/12/18 (g)		1,645,000	1,657,338
Banco Nacional de Costa Rica 6.25% 11/1/23 (g)		1,600,000	1,590,880
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (g)		3,400,000	2,839,000
6.95% 11/10/21 (g)		3,639,000	3,780,412
TOTAL COSTA RICA			9,867,630
Georgia - 1.0%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (g)		5,800,000	5,945,000
Georgian Oil & Gas Corp. 6.875% 5/16/17 (g)		14,615,000	14,853,225
JSC Georgian Railway 7.75% 7/11/22 (g)		5,860,000	6,120,770
TOTAL GEORGIA			26,918,995
Hong Kong - 0.2%
MCC Holding Hong Kong Corp. Ltd. 4.875% 7/29/16 (Reg. S)		4,076,000	4,115,260
Hungary - 0.3%
Hungarian Development Bank Ltd. 6.25% 10/21/20 (g)		3,300,000	3,646,500
Magyar Export-Import Bank 4% 1/30/20 (g)		5,155,000	5,117,626
TOTAL HUNGARY			8,764,126
India - 0.1%
Export-Import Bank of India 4% 1/14/23 (Reg. S)		3,425,000	3,425,925
Indonesia - 1.9%
Perusahaan Listrik Negara PT 5.25% 10/24/42 (g)		3,745,000	3,412,631
PT Pertamina Persero:
4.3% 5/20/23 (g)		4,990,000	4,765,450
4.875% 5/3/22 (g)		4,610,000	4,610,000
5.25% 5/23/21 (g)		6,650,000	6,849,500
5.625% 5/20/43 (g)		7,705,000	7,242,700
6% 5/3/42 (g)		6,095,000	5,950,244
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Indonesia - continued
PT Pertamina Persero: - continued
6.45% 5/30/44 (g)		$ 7,445,000	$ 7,772,580
6.5% 5/27/41 (g)		5,490,000	5,613,525
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		4,420,000	4,607,850
TOTAL INDONESIA			50,824,480
Ireland - 1.0%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		5,300,000	4,174,163
SCF Capital Ltd. 5.375% 10/27/17 (g)		5,250,000	4,299,330
Vnesheconombank Via VEB Finance PLC:
4.224% 11/21/18 (g)		3,400,000	2,669,000
5.375% 2/13/17 (g)		2,400,000	2,160,000
5.45% 11/22/17 (g)		5,460,000	4,758,390
6.025% 7/5/22 (g)		4,110,000	3,114,558
6.902% 7/9/20 (g)		5,560,000	4,456,229
TOTAL IRELAND			25,631,670
Kazakhstan - 2.2%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (g)		5,920,000	4,972,800
Kazagro National Management Holding JSC 4.625% 5/24/23 (g)		5,115,000	4,271,025
KazMunaiGaz Finance Sub BV:
4.875% 5/7/25 (g)		2,545,000	2,272,858
6% 11/7/44 (g)		4,255,000	3,603,985
6.375% 4/9/21 (g)		8,125,000	8,216,406
7% 5/5/20 (g)		6,905,000	7,176,021
9.125% 7/2/18 (g)		2,555,000	2,795,298
KazMunaiGaz National Co.:
4.4% 4/30/23 (g)		3,070,000	2,727,695
5.75% 4/30/43 (g)		17,995,000	15,115,800
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		2,200,000	2,112,000
Zhaikmunai International BV 7.125% 11/13/19 (g)		5,445,000	4,699,580
TOTAL KAZAKHSTAN			57,963,468
Luxembourg - 2.3%
Aquarius Investments Luxemburg 8.25% 2/18/16		6,700,000	6,700,107
Cosan Luxembourg SA 9.5% 3/14/18 (g)	BRL	15,690,000	5,241,411
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		10,450,000	9,196,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - continued
RSHB Capital SA:
5.1% 7/25/18 (g)		$ 9,885,000	$ 8,130,413
5.298% 12/27/17 (g)		19,580,000	16,545,100
6% 6/3/21 (Reg. S) (i)		4,300,000	2,951,554
6.299% 5/15/17 (Reg. S)		10,060,000	8,893,040
8.5% 10/16/23 (g)		3,515,000	2,355,050
TOTAL LUXEMBOURG			60,012,675
Malaysia - 0.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		8,700,000	8,612,565
Mexico - 4.4%
Comision Federal de Electricid 4.875% 5/26/21 (g)		3,245,000	3,444,340
Pemex Project Funding Master Trust:
6.625% 6/15/35		21,025,000	24,283,875
8.625% 2/1/22		8,763,000	10,651,427
Petroleos Mexicanos:
4.875% 1/24/22		13,140,000	13,762,967
5.5% 1/21/21		9,525,000	10,310,813
5.5% 6/27/44		18,880,000	19,257,600
6% 3/5/20		3,830,000	4,299,175
6.375% 1/23/45		14,800,000	16,761,000
6.5% 6/2/41		12,885,000	14,785,538
TOTAL MEXICO			117,556,735
Netherlands - 2.7%
Bulgaria Steel Finance BV 12% 5/4/49 unit (c)	EUR	600,000	7,260
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		10,270,000	10,809,175
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (g)		2,785,000	2,743,225
6.95% 7/10/42 (g)		7,815,000	7,557,105
Lukoil International Finance BV 6.356% 6/7/17 (Reg. S)		3,670,000	3,479,490
Majapahit Holding BV:
7.75% 1/20/20 (g)		6,650,000	7,697,375
7.875% 6/29/37 (Reg. S)		3,365,000	3,937,050
8% 8/7/19 (g)		5,765,000	6,681,635
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		2,705,000	2,637,916
Petrobras Global Finance BV:
6.25% 3/17/24		16,070,000	15,291,248
7.25% 3/17/44		10,525,000	10,393,438
TOTAL NETHERLANDS			71,234,917
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Philippines - 0.3%
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (g)		$ 6,300,000	$ 8,208,900
South Africa - 0.8%
Eskom Holdings Ltd.:
5.75% 1/26/21 (Reg. S)		12,430,000	12,492,150
6.75% 8/6/23 (g)		3,800,000	3,942,500
TransCanada PipeLines Ltd. 4% 7/26/22 (g)		4,575,000	4,323,375
TOTAL SOUTH AFRICA			20,758,025
Sri Lanka - 0.4%
Bank of Ceylon 6.875% 5/3/17 (g)		6,495,000	6,835,988
National Savings Bank 8.875% 9/18/18 (g)		3,375,000	3,754,688
TOTAL SRI LANKA			10,590,676
Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (g)		9,730,000	11,457,075
Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (g)		6,430,000	6,192,733
Export Credit Bank of Turkey 5% 9/23/21 (g)		3,420,000	3,481,150
TOTAL TURKEY			9,673,883
United Kingdom - 0.2%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		7,150,000	5,362,500
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		1,955,000	1,114,350
TOTAL UNITED KINGDOM			6,476,850
United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (g)		3,160,000	3,207,400
Venezuela - 3.6%
Petroleos de Venezuela SA:
5.25% 4/12/17		15,945,000	7,175,250
5.375% 4/12/27		37,810,000	13,242,953
5.5% 4/12/37		52,345,000	18,006,680
6% 5/16/24 (g)		42,830,000	16,275,400
6% 11/15/26 (Reg. S)		49,810,000	18,180,650
8.5% 11/2/17 (g)		11,255,000	6,437,860
8.5% 11/2/17 (Reg. S)		10,195,000	5,831,540
9% 11/17/21 (Reg. S)		9,320,000	4,077,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
9.75% 5/17/35 (g)		$ 9,725,000	$ 4,327,625
9.75% 5/17/35		4,955,000	2,204,975
TOTAL VENEZUELA			95,760,433
TOTAL NONCONVERTIBLE BONDS (Cost $836,147,921)			764,998,267
Government Obligations - 57.5%

Armenia - 0.9%
Republic of Armenia 6% 9/30/20 (g)		25,775,000	25,001,750
Azerbaijan - 1.1%
Azerbaijan Republic 4.75% 3/18/24 (g)		12,775,000	12,551,438
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		9,955,000	9,607,222
5.45% 2/9/17 (Reg. S)		8,010,000	8,230,275
TOTAL AZERBAIJAN			30,388,935
Barbados - 0.5%
Barbados Government:
7% 8/4/22 (g)		10,834,000	9,940,195
7.25% 12/15/21 (g)		4,482,000	4,078,620
TOTAL BARBADOS			14,018,815
Belarus - 0.5%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		11,085,000	10,438,745
8.95% 1/26/18		3,570,000	3,273,333
TOTAL BELARUS			13,712,078
Belize - 0.1%
Belize Government 5% 2/20/38 (e)(g)		2,196,600	1,570,569
Bolivia - 0.1%
Plurinational State of Bolivia 5.95% 8/22/23 (g)		3,825,000	4,016,250
Brazil - 4.3%
Brazilian Federative Republic:
4.25% 1/7/25		40,130,000	40,130,000
4.875% 1/22/21		5,310,000	5,641,875
Government Obligations - continued
		Principal Amount (d)	Value
Brazil - continued
Brazilian Federative Republic: - continued
5% 1/27/45		$ 18,805,000	$ 18,428,900
5.625% 1/7/41		5,095,000	5,489,863
7.125% 1/20/37		9,775,000	12,389,813
8.25% 1/20/34		6,940,000	9,525,150
10.125% 5/15/27		4,670,000	7,145,100
12.25% 3/6/30		5,265,000	9,634,950
Caixa Economica Federal 4.5% 10/3/18 (g)		3,425,000	3,373,625
TOTAL BRAZIL			111,759,276
Colombia - 2.0%
Colombian Republic:
2.625% 3/15/23		3,485,000	3,235,823
4% 2/26/24		14,335,000	14,657,538
5.625% 2/26/44		9,300,000	10,462,500
6.125% 1/18/41		9,570,000	11,460,075
7.375% 9/18/37		6,245,000	8,415,138
11.75% 2/25/20		2,768,000	3,926,408
TOTAL COLOMBIA			52,157,482
Congo - 0.8%
Congo Republic 3.5% 6/30/29 (e)		22,725,064	20,452,558
Costa Rica - 0.6%
Costa Rican Republic:
4.375% 4/30/25 (g)		8,060,000	7,092,800
5.625% 4/30/43 (g)		3,230,000	2,656,675
7% 4/4/44 (g)		6,480,000	6,350,400
TOTAL COSTA RICA			16,099,875
Croatia - 1.5%
Croatia Republic:
5.5% 4/4/23 (g)		6,315,000	6,542,340
6% 1/26/24 (g)		7,290,000	7,854,975
6.375% 3/24/21 (g)		7,385,000	8,068,113
6.625% 7/14/20 (g)		9,070,000	9,937,273
6.75% 11/5/19		7,025,000	7,692,375
TOTAL CROATIA			40,095,076
Dominican Republic - 0.9%
Dominican Republic:
5.875% 4/18/24 (g)		4,420,000	4,508,400
6.6% 1/28/24 (g)		2,625,000	2,795,625
Government Obligations - continued
		Principal Amount (d)	Value
Dominican Republic - continued
Dominican Republic: - continued
7.45% 4/30/44 (g)		$ 8,465,000	$ 9,248,013
7.5% 5/6/21 (g)		6,585,000	7,219,992
TOTAL DOMINICAN REPUBLIC			23,772,030
Ecuador - 0.2%
Ecuador Republic:
7.95% 6/20/24 (g)		4,190,000	3,582,450
9.375% 12/15/15 (g)		2,740,000	2,671,500
TOTAL ECUADOR			6,253,950
El Salvador - 0.9%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		4,697,000	4,567,833
6.375% 1/18/27 (g)		4,065,000	4,075,163
7.375% 12/1/19		4,400,000	4,884,000
7.625% 2/1/41 (g)		3,090,000	3,244,500
7.65% 6/15/35 (Reg. S)		3,920,000	4,155,200
7.75% 1/24/23 (Reg. S)		1,495,000	1,644,500
8.25% 4/10/32 (Reg. S)		1,930,000	2,200,200
TOTAL EL SALVADOR			24,771,396
Ethiopia - 0.3%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (g)		7,835,000	7,717,475
Gabon - 0.2%
Gabonese Republic 6.375% 12/12/24 (g)		6,905,000	6,559,750
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (g)		4,755,000	4,987,995
Ghana - 0.3%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		1,750,000	1,618,750
8.125% 1/18/26 (g)		2,035,000	1,882,375
8.5% 10/4/17		4,090,000	4,081,247
TOTAL GHANA			7,582,372
Hungary - 2.5%
Hungarian Republic:
4% 3/25/19		4,115,000	4,228,163
5.375% 2/21/23		8,328,000	8,973,420
5.375% 3/25/24		7,822,000	8,467,315
Government Obligations - continued
		Principal Amount (d)	Value
Hungary - continued
Hungarian Republic: - continued
5.75% 11/22/23		$ 9,330,000	$ 10,332,975
6.25% 1/29/20		6,549,000	7,359,439
6.375% 3/29/21		14,839,000	16,962,847
7.625% 3/29/41		6,906,000	9,181,527
TOTAL HUNGARY			65,505,686
Indonesia - 3.6%
Indonesian Republic:
3.375% 4/15/23 (g)		3,400,000	3,213,000
3.75% 4/25/22 (g)		4,350,000	4,284,750
4.625% 4/15/43 (g)		2,745,000	2,542,556
4.875% 5/5/21 (g)		6,465,000	6,828,656
5.25% 1/17/42		7,630,000	7,696,763
5.375% 10/17/23 (g)		3,400,000	3,706,000
5.875% 3/13/20 (g)		8,795,000	9,740,463
5.875% 1/15/24 (g)		5,955,000	6,729,150
6.625% 2/17/37		12,260,000	14,344,200
6.75% 1/15/44 (g)		6,240,000	7,722,000
7.75% 1/17/38 (g)		6,040,000	7,905,152
8.5% 10/12/35 (g)		10,325,000	14,351,750
11.625% 3/4/19 (g)		5,185,000	6,850,681
TOTAL INDONESIA			95,915,121
Iraq - 0.4%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		11,955,000	9,982,425
Ivory Coast - 0.5%
Ivory Coast:
5.375% 7/23/24 (g)		3,055,000	2,905,916
7.7743% 12/31/32		9,700,000	9,263,500
TOTAL IVORY COAST			12,169,416
Jamaica - 0.3%
Jamaican Government:
7.625% 7/9/25		1,690,000	1,766,050
8% 6/24/19		3,125,000	3,328,125
8% 3/15/39		2,245,000	2,250,613
TOTAL JAMAICA			7,344,788
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		10,385,000	10,410,963
Government Obligations - continued
		Principal Amount (d)	Value
Kazakhstan - 0.7%
Kazakhstan Republic:
3.875% 10/14/24 (g)		$ 14,835,000	$ 13,889,269
4.875% 10/14/44 (g)		4,905,000	4,488,075
TOTAL KAZAKHSTAN			18,377,344
Kenya - 0.5%
Republic of Kenya:
5.875% 6/24/19 (g)		3,935,000	3,984,188
6.875% 6/24/24 (g)		7,670,000	8,034,325
TOTAL KENYA			12,018,513
Lebanon - 1.2%
Lebanese Republic:
5% 10/12/17		3,340,000	3,357,892
5.15% 11/12/18		13,535,000	13,618,917
5.45% 11/28/19		5,645,000	5,647,823
6.1% 10/4/22		5,155,000	5,245,213
9% 3/20/17		3,855,000	4,198,481
TOTAL LEBANON			32,068,326
Mexico - 3.9%
Comision Federal de Electricid:
4.875% 1/15/24 (g)		8,240,000	8,610,800
5.75% 2/14/42 (Reg. S)		3,960,000	4,225,320
United Mexican States:
5.55% 1/21/45		12,335,000	14,339,438
5.75% 10/12/2110		11,431,000	12,288,325
6.05% 1/11/40		16,467,000	20,139,141
6.75% 9/27/34		11,995,000	15,665,470
7.5% 4/8/33		4,675,000	6,486,563
8.3% 8/15/31		9,880,000	14,844,700
11.5% 5/15/26		3,595,000	5,904,788
TOTAL MEXICO			102,504,545
Mongolia - 0.3%
Development Bank of Mongolia 5.75% 3/21/17 (Reg.S)		2,585,000	2,481,600
Mongolian People's Republic:
4.125% 1/5/18 (Reg.S)		2,355,000	2,166,600
5.125% 12/5/22 (Reg. S)		3,360,000	2,889,600
TOTAL MONGOLIA			7,537,800
Government Obligations - continued
		Principal Amount (d)	Value
Morocco - 0.3%
Moroccan Kingdom:
4.25% 12/11/22 (g)		$ 6,300,000	$ 6,378,750
5.5% 12/11/42 (g)		2,780,000	2,860,703
TOTAL MOROCCO			9,239,453
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (g)		1,822,000	1,913,100
Netherlands - 0.3%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		7,685,000	7,646,575
Nigeria - 0.1%
Republic of Nigeria 5.125% 7/12/18 (g)		1,485,000	1,470,150
Pakistan - 0.5%
Islamic Republic of Pakistan:
6.875% 6/1/17 (g)		2,825,000	2,860,313
7.125% 3/31/16 (g)		1,411,000	1,432,165
7.25% 4/15/19 (g)		4,195,000	4,255,828
8.25% 4/15/24 (g)		3,365,000	3,457,538
TOTAL PAKISTAN			12,005,844
Panama - 1.5%
Panamanian Republic:
4% 9/22/24		5,625,000	5,779,688
4.3% 4/29/53		6,655,000	6,255,700
6.7% 1/26/36		2,840,000	3,670,700
7.125% 1/29/26		2,870,000	3,687,950
8.875% 9/30/27		6,744,000	9,778,800
9.375% 4/1/29		6,455,000	9,795,463
TOTAL PANAMA			38,968,301
Peru - 0.9%
Peruvian Republic:
5.625% 11/18/50		7,045,000	8,295,488
8.75% 11/21/33		10,545,000	16,423,838
TOTAL PERU			24,719,326
Philippines - 2.5%
Philippine Republic:
6.375% 1/15/32		650,000	851,500
6.375% 10/23/34		5,930,000	7,946,200
7.75% 1/14/31		10,455,000	15,055,200
Government Obligations - continued
		Principal Amount (d)	Value
Philippines - continued
Philippine Republic: - continued
9.5% 2/2/30		$ 8,360,000	$ 13,564,100
10.625% 3/16/25		17,115,000	27,555,150
TOTAL PHILIPPINES			64,972,150
Romania - 0.9%
Romanian Republic:
4.375% 8/22/23 (g)		3,335,000	3,505,919
4.875% 1/22/24 (g)		4,332,000	4,732,710
6.125% 1/22/44 (g)		3,796,000	4,597,905
6.75% 2/7/22 (g)		9,615,000	11,572,902
TOTAL ROMANIA			24,409,436
Russia - 6.7%
Russian Federation:
3.5% 1/16/19 (g)		8,180,000	7,372,879
4.5% 4/4/22 (g)		9,535,000	8,431,324
4.875% 9/16/23 (g)		14,200,000	12,652,200
5% 4/29/20 (g)		16,800,000	15,619,800
5.625% 4/4/42 (g)		14,240,000	11,881,429
5.875% 9/16/43 (g)		8,110,000	6,991,793
7.5% 3/31/30 (Reg. S)		58,917,250	61,097,160
11% 7/24/18 (Reg. S)		10,050,000	11,647,950
12.75% 6/24/28 (Reg. S)		29,644,000	42,474,398
TOTAL RUSSIA			178,168,933
Senegal - 0.2%
Republic of Senegal:
6.25% 7/30/24 (g)		2,415,000	2,300,771
8.75% 5/13/21 (g)		2,175,000	2,387,498
TOTAL SENEGAL			4,688,269
Serbia - 1.0%
Republic of Serbia:
4.875% 2/25/20 (g)		6,780,000	6,769,830
5.25% 11/21/17 (g)		2,705,000	2,778,035
5.875% 12/3/18 (g)		4,995,000	5,207,288
7.25% 9/28/21 (g)		9,645,000	10,803,172
TOTAL SERBIA			25,558,325
Government Obligations - continued
		Principal Amount (d)	Value
South Africa - 0.8%
South African Republic:
5.375% 7/24/44		$ 3,525,000	$ 3,723,281
5.5% 3/9/20		3,400,000	3,723,007
5.875% 9/16/25		11,220,000	12,636,525
TOTAL SOUTH AFRICA			20,082,813
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (g)		2,045,000	2,060,338
5.875% 7/25/22 (g)		3,795,000	3,856,669
6% 1/14/19 (g)		4,500,000	4,680,000
6.25% 10/4/20 (g)		4,390,000	4,571,088
6.25% 7/27/21 (g)		4,225,000	4,425,688
TOTAL SRI LANKA			19,593,783
Tanzania - 0.1%
United Republic of Tanzania 6.3289% 3/9/20 (i)		2,460,000	2,570,700
Turkey - 6.2%
Turkish Republic:
4.875% 4/16/43		5,955,000	5,931,656
5.125% 3/25/22		3,430,000	3,648,663
5.625% 3/30/21		8,550,000	9,394,313
5.75% 3/22/24		10,355,000	11,571,713
6% 1/14/41		12,365,000	14,034,275
6.25% 9/26/22		14,320,000	16,342,700
6.625% 2/17/45		5,585,000	6,854,191
6.75% 5/30/40		7,505,000	9,268,675
6.875% 3/17/36		10,900,000	13,475,125
7% 3/11/19		6,530,000	7,444,200
7% 6/5/20		9,775,000	11,365,862
7.25% 3/5/38		4,445,000	5,749,608
7.375% 2/5/25		13,145,000	16,357,375
7.5% 11/7/19		12,385,000	14,518,316
8% 2/14/34		5,795,000	7,933,355
11.875% 1/15/30		6,405,000	11,328,844
TOTAL TURKEY			165,218,871
Ukraine - 1.1%
Ukraine Government:
6.25% 6/17/16 (g)		4,965,000	3,219,803
6.58% 11/21/16 (g)		3,685,000	2,284,700
6.75% 11/14/17 (g)		2,015,000	1,246,882
Government Obligations - continued
		Principal Amount (d)	Value
Ukraine - continued
Ukraine Government: - continued
7.5% 4/17/23 (Reg. S)		$ 11,395,000	$ 6,723,050
7.75% 9/23/20 (g)		5,935,000	3,561,000
7.8% 11/28/22 (g)		8,595,000	5,242,950
7.95% 2/23/21 (g)		5,615,000	3,425,150
9.25% 7/24/17 (g)		5,145,000	3,138,450
TOTAL UKRAINE			28,841,985
Uruguay - 0.6%
Uruguay Republic:
4.5% 8/14/24		8,150,000	8,557,500
5.1% 6/18/50		3,655,000	3,709,825
7.625% 3/21/36		3,400,000	4,632,500
TOTAL URUGUAY			16,899,825
Venezuela - 2.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		211,320	1,796,220
6% 12/9/20		17,550,000	7,432,425
7% 12/1/18 (Reg. S)		6,075,000	2,764,125
7% 3/31/38		5,645,000	2,308,805
7.65% 4/21/25		20,780,000	9,091,250
7.75% 10/13/19 (Reg. S)		9,760,000	4,333,440
8.25% 10/13/24		13,265,000	5,770,275
9% 5/7/23 (Reg. S)		16,580,000	7,502,450
9.25% 9/15/27		5,885,000	2,715,928
9.25% 5/7/28 (Reg. S)		29,030,000	12,744,170
9.375% 1/13/34		12,265,000	5,323,010
11.75% 10/21/26 (Reg. S)		2,565,000	1,265,828
11.95% 8/5/31 (Reg. S)		3,660,000	1,830,000
12.75% 8/23/22		3,540,000	1,810,710
TOTAL VENEZUELA			66,688,636
Vietnam - 0.5%
Vietnamese Socialist Republic:
4.8% 11/19/24 (g)		9,555,000	9,817,763
6.75% 1/29/20 (g)		3,297,000	3,701,047
6.75% 1/29/20		570,000	639,854
TOTAL VIETNAM			14,158,664
Government Obligations - continued
		Principal Amount (d)	Value
Zambia - 0.3%
Republic of Zambia:
5.375% 9/20/22 (g)		$ 5,585,000	$ 5,152,163
8.5% 4/14/24 (g)		3,335,000	3,652,492
TOTAL ZAMBIA			8,804,655
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,535,375,253)			1,521,372,353
Common Stocks - 0.2%
	Shares
Cayman Islands - 0.2%
Alibaba Group Holding Ltd. sponsored ADR (Cost $6,509,803)	59,600	6,194,824
Nonconvertible Preferred Stocks - 0.8%

Brazil - 0.8%
Petroleo Brasileiro SA - Petrobras sponsored ADR (f) (Cost $19,617,557)	2,730,900	19,935,570
Investment Companies - 0.5%

United States of America - 0.5%
iShares MSCI Brazil Index ETF (f) (Cost $13,326,778)	366,600	13,406,562
Preferred Securities - 1.1%
	Principal Amount (d)
Cayman Islands - 1.0%
Hutchison Whampoa International 10 Ltd. 6% (g)(h)(i)	$ 25,395,000	26,214,098
China - 0.1%
Sinochem Group 5% (g)(h)(i)	2,540,000	2,599,150
TOTAL PREFERRED SECURITIES (Cost $28,577,453)		28,813,248
Money Market Funds - 11.1%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a)	271,057,684	$ 271,057,684
Fidelity Securities Lending Cash Central Fund, 0.13% (a)(b)	22,551,000	22,551,000
TOTAL MONEY MARKET FUNDS (Cost $293,608,684)		293,608,684
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,733,163,449)		2,648,329,508
NET OTHER ASSETS (LIABILITIES) - 0.0%		568,201
NET ASSETS - 100%		$ 2,648,897,709
Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $954,079,215 or 36.0% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 128,405
Fidelity Securities Lending Cash Central Fund	220,518
Total	$ 348,923
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 19,935,570	$ 19,935,570	$ -	$ -
Information Technology	6,194,824	6,194,824	-	-
Corporate Bonds	764,998,267	-	764,991,007	7,260
Government Obligations	1,521,372,353	-	1,519,576,133	1,796,220
Investment Companies	13,406,562	13,406,562	-	-
Preferred Securities	28,813,248	-	28,813,248	-
Money Market Funds	293,608,684	293,608,684	-	-
Total Investments in Securities:	$ 2,648,329,508	$ 333,145,640	$ 2,313,380,388	$ 1,803,480
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	10.9%
BBB	43.6%
BB	13.0%
B	9.1%
CCC,CC,C	8.2%
Not Rated	2.5%
Other Investments	1.6%
Short-Term Investments and Net Other Assets	11.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014

Assets
Investment in securities, at value (including securities loaned of $21,973,090) - See accompanying schedule: Unaffiliated issuers (cost $2,439,554,765)	$ 2,354,720,824
Fidelity Central Funds (cost $293,608,684)	293,608,684
Total Investments (cost $2,733,163,449)		$ 2,648,329,508
Receivable for fund shares sold		17,917,696
Dividends receivable		992
Interest receivable		39,667,880
Distributions receivable from Fidelity Central Funds		23,765
Prepaid expenses		5,686
Other receivables		50,158
Total assets		2,705,995,685

Liabilities
Payable for investments purchased	$ 14,396,164
Payable for fund shares redeemed	13,674,304
Distributions payable	4,212,968
Accrued management fee	1,447,788
Distribution and service plan fees payable	194,973
Other affiliated payables	445,234
Other payables and accrued expenses	175,545
Collateral on securities loaned, at value	22,551,000
Total liabilities		57,097,976

Net Assets		$ 2,648,897,709
Net Assets consist of:
Paid in capital		$ 2,745,367,993
Undistributed net investment income		10,381,028
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,971,143)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(84,880,169)
Net Assets		$ 2,648,897,709

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($289,082,509 ÷ 21,532,185 shares)	$ 13.43

Maximum offering price per share (100/96.00 of $13.43)	$ 13.99
Class T: Net Asset Value and redemption price per share ($87,301,311 ÷ 6,530,821 shares)	$ 13.37

Maximum offering price per share (100/96.00 of $13.37)	$ 13.93
Class B: Net Asset Value and offering price per share ($6,409,612 ÷ 471,551 shares)A	$ 13.59

Class C: Net Asset Value and offering price per share ($130,015,095 ÷ 9,613,041 shares)A	$ 13.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,136,089,182 ÷ 162,220,044 shares)	$ 13.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2014

Investment Income
Dividends		$ 6,634,983
Interest		139,565,923
Income from Fidelity Central Funds		348,923
Income before foreign taxes withheld		146,549,829
Less foreign taxes withheld		(198,026)
Total income		146,351,803

Expenses
Management fee	$ 16,009,818
Transfer agent fees	4,051,179
Distribution and service plan fees	2,533,143
Accounting and security lending fees	1,067,831
Custodian fees and expenses	150,104
Independent trustees' compensation	9,756
Registration fees	285,265
Audit	94,658
Legal	6,487
Interest	135
Miscellaneous	17,884
Total expenses before reductions	24,226,260
Expense reductions	(150,778)	24,075,482
Net investment income (loss)		122,276,321
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $24,206)	6,043,764
Foreign currency transactions	(418,554)
Total net realized gain (loss)		5,625,210
Change in net unrealized appreciation (depreciation) on: Investment securities	(57,375,442)
Assets and liabilities in foreign currencies	209,851
Total change in net unrealized appreciation (depreciation)		(57,165,591)
Net gain (loss)		(51,540,381)
Net increase (decrease) in net assets resulting from operations		$ 70,735,940

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 122,276,321	$ 99,222,716
Net realized gain (loss)	5,625,210	(20,785,107)
Change in net unrealized appreciation (depreciation)	(57,165,591)	(242,235,303)
Net increase (decrease) in net assets resulting from operations	70,735,940	(163,797,694)
Distributions to shareholders from net investment income	(108,098,355)	(91,270,097)
Distributions to shareholders from net realized gain	(24,974,778)	(14,830,709)
Total distributions	(133,073,133)	(106,100,806)
Share transactions - net increase (decrease)	616,181,307	136,655,244
Redemption fees	289,479	463,221
Total increase (decrease) in net assets	554,133,593	(132,780,035)

Net Assets
Beginning of period	2,094,764,116	2,227,544,151
End of period (including undistributed net investment income of $10,381,028 and undistributed net investment income of $9,643,324, respectively)	$ 2,648,897,709	$ 2,094,764,116

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 15.30	$ 13.55	$ 13.32	$ 12.76
Income from Investment Operations
Net investment income (loss) C	.690	.639	.668	.726	.717
Net realized and unrealized gain (loss)	(.133)	(1.670)	1.920	.256	.568
Total from investment operations	.557	(1.031)	2.588	.982	1.285
Distributions from net investment income	(.602)	(.577)	(.603)	(.698)	(.670)
Distributions from net realized gain	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.729)	(.672)	(.840)	(.755)	(.730)
Redemption fees added to paid in capital C	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.43	$ 13.60	$ 15.30	$ 13.55	$ 13.32
Total ReturnA, B	4.01%	(6.83)%	19.54%	7.59%	10.28%
Ratios to Average Net Assets D, F
Expenses before reductions	1.16%	1.17%	1.18%	1.19%	1.24%
Expenses net of fee waivers, if any	1.16%	1.17%	1.18%	1.18%	1.20%
Expenses net of all reductions	1.16%	1.17%	1.18%	1.18%	1.20%
Net investment income (loss)	4.88%	4.45%	4.59%	5.40%	5.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 289,083	$ 348,952	$ 480,718	$ 309,900	$ 310,674
Portfolio turnover rateE	143%	138%	87%	133%	96%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 15.24	$ 13.50	$ 13.28	$ 12.71
Income from Investment Operations
Net investment income (loss) C	.681	.635	.662	.721	.714
Net realized and unrealized gain (loss)	(.130)	(1.668)	1.914	.249	.581
Total from investment operations	.551	(1.033)	2.576	.970	1.295
Distributions from net investment income	(.596)	(.575)	(.601)	(.696)	(.670)
Distributions from net realized gain	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.723)	(.670)	(.838)	(.753)	(.730)
Redemption fees added to paid in capital C	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.37	$ 13.54	$ 15.24	$ 13.50	$ 13.28
Total ReturnA, B	3.99%	(6.87)%	19.51%	7.52%	10.41%
Ratios to Average Net Assets D, F
Expenses before reductions	1.20%	1.19%	1.20%	1.21%	1.24%
Expenses net of fee waivers, if any	1.20%	1.19%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.19%	1.19%	1.20%	1.20%	1.20%
Net investment income (loss)	4.85%	4.44%	4.57%	5.39%	5.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,301	$ 89,378	$ 138,448	$ 104,920	$ 114,786
Portfolio turnover rateE	143%	138%	87%	133%	96%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.76	$ 15.47	$ 13.69	$ 13.46	$ 12.88
Income from Investment Operations
Net investment income (loss) C	.596	.546	.569	.639	.637
Net realized and unrealized gain (loss)	(.139)	(1.691)	1.944	.248	.580
Total from investment operations	.457	(1.145)	2.513	.887	1.217
Distributions from net investment income	(.502)	(.473)	(.498)	(.603)	(.582)
Distributions from net realized gain	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.629)	(.568)	(.735)	(.660)	(.642)
Redemption fees added to paid in capital C	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.59	$ 13.76	$ 15.47	$ 13.69	$ 13.46
Total ReturnA, B	3.24%	(7.49)%	18.71%	6.77%	9.63%
Ratios to Average Net Assets D, F
Expenses before reductions	1.88%	1.89%	1.89%	1.90%	1.93%
Expenses net of fee waivers, if any	1.88%	1.89%	1.89%	1.87%	1.85%
Expenses net of all reductions	1.87%	1.89%	1.89%	1.87%	1.85%
Net investment income (loss)	4.17%	3.73%	3.87%	4.71%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,410	$ 8,975	$ 18,474	$ 18,427	$ 21,843
Portfolio turnover rateE	143%	138%	87%	133%	96%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 15.40	$ 13.64	$ 13.40	$ 12.83
Income from Investment Operations
Net investment income (loss) C	.588	.536	.564	.630	.622
Net realized and unrealized gain (loss)	(.147)	(1.675)	1.925	.262	.572
Total from investment operations	.441	(1.139)	2.489	.892	1.194
Distributions from net investment income	(.496)	(.469)	(.494)	(.598)	(.569)
Distributions from net realized gain	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.623)	(.564)	(.731)	(.655)	(.629)
Redemption fees added to paid in capital C	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.52	$ 13.70	$ 15.40	$ 13.64	$ 13.40
Total ReturnA, B	3.14%	(7.48)%	18.59%	6.83%	9.48%
Ratios to Average Net Assets D, F
Expenses before reductions	1.91%	1.92%	1.92%	1.93%	1.96%
Expenses net of fee waivers, if any	1.91%	1.92%	1.92%	1.92%	1.95%
Expenses net of all reductions	1.91%	1.92%	1.92%	1.92%	1.95%
Net investment income (loss)	4.13%	3.71%	3.84%	4.66%	4.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 130,015	$ 151,747	$ 213,626	$ 126,005	$ 124,907
Portfolio turnover rateE	143%	138%	87%	133%	96%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 15.03	$ 13.33	$ 13.12	$ 12.57
Income from Investment Operations
Net investment income (loss) B	.713	.663	.701	.753	.743
Net realized and unrealized gain (loss)	(.132)	(1.633)	1.881	.249	.568
Total from investment operations	.581	(.970)	2.582	1.002	1.311
Distributions from net investment income	(.636)	(.618)	(.647)	(.738)	(.706)
Distributions from net realized gain	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.763)	(.713)	(.884)	(.795)	(.766)
Redemption fees added to paid in capitalB	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.17	$ 13.35	$ 15.03	$ 13.33	$ 13.12
Total ReturnA	4.27%	(6.54)%	19.84%	7.88%	10.67%
Ratios to Average Net Assets C, E
Expenses before reductions	.89%	.89%	.89%	.89%	.92%
Expenses net of fee waivers, if any	.89%	.89%	.89%	.89%	.92%
Expenses net of all reductions	.88%	.89%	.89%	.89%	.92%
Net investment income (loss)	5.16%	4.74%	4.88%	5.70%	5.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,136,089	$ 1,495,712	$ 1,376,278	$ 585,546	$ 489,838
Portfolio turnover rateD	143%	138%	87%	133%	96%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2014

1. Organization.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 84,442,208
Gross unrealized depreciation	(165,040,918)
Net unrealized appreciation (depreciation) on securities	$ (80,598,710)

Tax Cost	$ 2,728,928,218

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$ (80,644,938)

The fund intends to elect to defer to its next fiscal year $13,951,583 of capital losses recognized during the period November 1, 2014 to December 31, 2014.

The tax character of distributions paid was as follows:

	December 31, 2014	December 31, 2013
Ordinary Income	$ 131,106,597	$ 94,266,033
Long-term Capital Gains	1,966,536	11,834,773
Total	$ 133,073,133	$ 106,100,806

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,805,949,643 and $2,354,529,812, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 828,978	$ 10,443
Class T	-%	.25%	223,397	37
Class B	.65%	.25%	67,579	48,847
Class C	.75%	.25%	1,413,189	165,306
			$ 2,533,143	$ 224,633

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 44,874
Class T	6,973
Class B*	9,117
Class C*	10,719
$ 71,683

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 610,830.18
Class T	198,631.22
Class B	18,862.25
Class C	260,642.18
Institutional Class	2,962,214.16
	$ 4,051,179

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,539 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,949,000.32%		$ 135

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,656 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the

Annual Report

7. Security Lending - continued

obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $220,518, including $2,311 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $150,317 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $398.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of $63.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2014	2013
From net investment income
Class A	$ 14,154,957	$ 17,572,382
Class T	3,789,745	4,677,104
Class B	264,497	436,979
Class C	4,950,220	6,409,260
Institutional Class	84,938,936	62,174,372
Total	$ 108,098,355	$ 91,270,097
From net realized gain
Class A	$ 2,726,364	$ 3,007,033
Class T	822,069	828,210
Class B	59,685	101,277
Class C	1,213,697	1,340,624
Institutional Class	20,152,963	9,553,565
Total	$ 24,974,778	$ 14,830,709

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended December 31,	2014	2013	2014	2013
Class A
Shares sold	8,225,469	10,395,897	$ 116,846,135	$ 152,017,324
Reinvestment of distributions	1,097,751	1,173,650	15,377,403	16,782,179
Shares redeemed	(13,447,086)	(17,331,133)	(189,446,977)	(245,115,754)
Net increase (decrease)	(4,123,866)	(5,761,586)	$ (57,223,439)	$ (76,316,251)
Class T
Shares sold	1,313,987	1,351,575	$ 18,629,838	$ 19,753,536
Reinvestment of distributions	305,331	340,677	4,253,850	4,858,280
Shares redeemed	(1,687,384)	(4,177,785)	(23,568,543)	(58,726,905)
Net increase (decrease)	(68,066)	(2,485,533)	$ (684,855)	$ (34,115,089)
Class B
Shares sold	39,661	60,894	$ 576,775	$ 925,381
Reinvestment of distributions	20,244	28,703	286,401	417,540
Shares redeemed	(240,398)	(631,360)	(3,393,040)	(9,097,028)
Net increase (decrease)	(180,493)	(541,763)	$ (2,529,864)	$ (7,754,107)
Class C
Shares sold	1,345,113	3,580,239	$ 19,209,999	$ 53,293,065
Reinvestment of distributions	375,099	438,203	5,278,928	6,317,026
Shares redeemed	(3,185,498)	(6,808,308)	(44,617,846)	(96,519,084)
Net increase (decrease)	(1,465,286)	(2,789,866)	$ (20,128,919)	$ (36,908,993)
Institutional Class
Shares sold	85,074,658	69,147,986	$ 1,173,430,507	$ 964,833,993
Reinvestment of distributions	3,521,942	2,641,067	48,268,307	37,007,823
Shares redeemed	(38,413,762)	(51,304,961)	(524,950,430)	(710,092,132)
Net increase (decrease)	50,182,838	20,484,092	$ 696,748,384	$ 291,749,684

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

11. Other - continued

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 52% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 20, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class A	Various	$0.715	$0.0035
Class T	Various	$0.709	$0.0035
Class B	Various	$0.616	$0.0030
Class C	Various	$0.611	$0.0030

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Emerging Markets Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Annual Report

Fidelity Advisor Emerging Markets Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Emerging Markets Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EMI-UANN-0215
1.787725.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Income
Fund - Institutional Class

Annual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	4.27%	6.88%	8.10%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Emerging Markets Income Fund - Institutional Class on December 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan Emerging Markets Bond Index Global performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite a volatile run for emerging-markets (EM) debt, the asset class managed to land in positive territory for the 12 months ending December 31, 2014, with the J.P. Morgan Emerging Markets Bond Index Global returning 5.53%. EM debt rallied during the first half of the 2014 following a major sell-off in 2013. In February, the J.P. Morgan index saw its biggest one-month gain since July 2012, as the U.S. Federal Reserve eased into its tapering and demand soared for issues offering a premium over U.S. Treasuries. Falling U.S. interest rates and the actions of the Fed continued to support the asset class well into the year. However, by September, waning global demand and increased supply from energy and other commodity producers began to cause oil and commodity prices to plummet, resulting in a significant headwind for EM commodity producers. Additionally, heightened geopolitical risk, including mounting sanctions against Russia and continued slow economic growth in China, among others, also pressured the asset class. Accordingly, EM countries most influenced by political instability and/or a price decline in oil performed the worst, including Ukraine (-30%), Venezuela (-29%) and Russia (-10%). Conversely, Argentina (+19%) benefited from a legal development regarding an earlier restructuring of its debt, while Turkey (+20%) and Indonesia (+16%) also easily topped the index.

Comments from John Carlson, Portfolio Manager of Fidelity Advisor® Emerging Markets Income Fund: For the year, the fund's Institutional Class shares 4.27%, trailing the J.P. Morgan Emerging Markets Bond Index Global. Versus the index, the fund's underweight position in low-yielding investment-grade EM debt markets hurt, as investors gravitated toward these investments during the last few months of the period, driven by a steep drop in oil prices and subsequent reductions to EM growth expectations. Positioning in Venezuela was another detractor, as these securities suffered later in 2014, due to local political issues and a subsequent collapse in the price of oil. Conversely, the fund's exposure to bonds with duration longer than that of the index was a contributor. Our positioning in Ukrainian debt also helped when the conflict between Russia and Ukraine escalated and both markets underperformed. The fund's position in EM equity, where we found valuations attractive relative to EM debt, was another plus, as was its exposure to long-dated U.S. Treasuries, which we held to provide protection against increasing global geopolitical risk and as a hedge against the fund's underweight position in the high-grade portion of the market, where the yield differential between index securities and Treasuries was small.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Class A	1.14%
Actual		$ 1,000.00	$ 944.00	$ 5.59
HypotheticalA		$ 1,000.00	$ 1,019.46	$ 5.80
Class T	1.19%
Actual		$ 1,000.00	$ 944.10	$ 5.83
HypotheticalA		$ 1,000.00	$ 1,019.21	$ 6.06
Class B	1.86%
Actual		$ 1,000.00	$ 940.10	$ 9.10
HypotheticalA		$ 1,000.00	$ 1,015.83	$ 9.45
Class C	1.89%
Actual		$ 1,000.00	$ 940.20	$ 9.24
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Institutional Class	.87%
Actual		$ 1,000.00	$ 945.30	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Countries as of December 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Mexico	8.3	8.8
Russia	6.7	7.2
Turkey	6.6	4.6
Venezuela	6.1	12.5
Brazil	6.1	3.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of December 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russian Federation	6.7	6.5
Turkish Republic	6.2	3.5
Brazilian Federative Republic	4.2	1.8
Indonesian Republic	3.6	2.8
Petroleos de Venezuela SA	3.6	5.9
	24.3
Asset Allocation (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
Corporate Bonds 28.8%	Corporate Bonds 31.6%
Government Obligations 57.5%	Government Obligations 52.6%
Stocks 1.0%	Stocks 3.8%
Preferred Securities 1.1%	Preferred Securities 0.3%
Investment Companies 0.5%	Investment Companies 9.2%
Short-Term Investments and Net Other Assets (Liabilities) 11.1%	Short-Term Investments and Net Other Assets (Liabilities) 2.5%

Annual Report

Investments December 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.8%
		Principal Amount (d)	Value
Australia - 0.2%
CNOOC Curtis Funding No. 1 Pvt Ltd. 4.5% 10/3/23 (g)		$ 4,760,000	$ 5,003,607
Azerbaijan - 0.2%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		6,525,000	6,128,933
Bermuda - 0.5%
Mubadala GE Capital Ltd. 3% 11/10/19 (g)		12,345,000	12,220,069
Brazil - 1.0%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)		4,425,000	4,358,625
5.5% 7/12/20 (g)		4,655,000	4,800,003
5.75% 9/26/23 (g)		3,770,000	3,883,100
6.5% 6/10/19 (g)		4,995,000	5,294,700
Brasil Foods SA 7.75% 5/22/18 (g)	BRL	3,070,000	999,003
Caixa Economica Federal:
3.5% 11/7/22 (g)		2,030,000	1,745,800
4.25% 5/13/19 (g)		4,070,000	3,968,250
7.25% 7/23/24 (g)(i)		1,715,000	1,637,825
TOTAL BRAZIL			26,687,306
British Virgin Islands - 1.7%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	20,415,000	7,238,409
Sinochem Overseas Capital Co. Ltd. 4.5% 11/12/20 (g)		4,765,000	5,032,402
Sinopec Group Overseas Development 2012 Ltd.:
3.9% 5/17/22 (g)		7,010,000	7,133,082
4.875% 5/17/42 (g)		2,375,000	2,576,326
Sinopec Group Overseas Development 2014 Ltd. 4.375% 4/10/24 (g)		3,430,000	3,597,868
Sinopec Group Overseas Development Ltd.:
4.375% 10/17/23 (g)		4,760,000	4,982,825
5.375% 10/17/43 (g)		1,785,000	2,086,119
State Grid Overseas Investment 2013 Ltd.:
3.125% 5/22/23 (g)		2,400,000	2,347,778
4.375% 5/22/43 (g)		1,700,000	1,780,189
State Grid Overseas Investment 2014 Ltd.:
4.125% 5/7/24 (g)		5,760,000	6,055,816
4.85% 5/7/44 (g)		1,700,000	1,887,661
TOTAL BRITISH VIRGIN ISLANDS			44,718,475
Cayman Islands - 2.1%
Alibaba Group Holding Ltd. 3.125% 11/28/21 (g)		8,875,000	8,768,296
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Cayman Islands - continued
Brazil Minas SPE 5.333% 2/15/28 (g)		$ 6,985,000	$ 6,897,688
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		14,075,000	13,041,473
6.75% 1/27/41		11,515,000	10,473,699
8.375% 12/10/18		15,561,000	16,533,563
TOTAL CAYMAN ISLANDS			55,714,719
China - 0.1%
Export-Import Bank of China 3.625% 7/31/24 (g)		3,430,000	3,463,470
Costa Rica - 0.4%
Banco de Costa Rica 5.25% 8/12/18 (g)		1,645,000	1,657,338
Banco Nacional de Costa Rica 6.25% 11/1/23 (g)		1,600,000	1,590,880
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (g)		3,400,000	2,839,000
6.95% 11/10/21 (g)		3,639,000	3,780,412
TOTAL COSTA RICA			9,867,630
Georgia - 1.0%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (g)		5,800,000	5,945,000
Georgian Oil & Gas Corp. 6.875% 5/16/17 (g)		14,615,000	14,853,225
JSC Georgian Railway 7.75% 7/11/22 (g)		5,860,000	6,120,770
TOTAL GEORGIA			26,918,995
Hong Kong - 0.2%
MCC Holding Hong Kong Corp. Ltd. 4.875% 7/29/16 (Reg. S)		4,076,000	4,115,260
Hungary - 0.3%
Hungarian Development Bank Ltd. 6.25% 10/21/20 (g)		3,300,000	3,646,500
Magyar Export-Import Bank 4% 1/30/20 (g)		5,155,000	5,117,626
TOTAL HUNGARY			8,764,126
India - 0.1%
Export-Import Bank of India 4% 1/14/23 (Reg. S)		3,425,000	3,425,925
Indonesia - 1.9%
Perusahaan Listrik Negara PT 5.25% 10/24/42 (g)		3,745,000	3,412,631
PT Pertamina Persero:
4.3% 5/20/23 (g)		4,990,000	4,765,450
4.875% 5/3/22 (g)		4,610,000	4,610,000
5.25% 5/23/21 (g)		6,650,000	6,849,500
5.625% 5/20/43 (g)		7,705,000	7,242,700
6% 5/3/42 (g)		6,095,000	5,950,244
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Indonesia - continued
PT Pertamina Persero: - continued
6.45% 5/30/44 (g)		$ 7,445,000	$ 7,772,580
6.5% 5/27/41 (g)		5,490,000	5,613,525
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		4,420,000	4,607,850
TOTAL INDONESIA			50,824,480
Ireland - 1.0%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		5,300,000	4,174,163
SCF Capital Ltd. 5.375% 10/27/17 (g)		5,250,000	4,299,330
Vnesheconombank Via VEB Finance PLC:
4.224% 11/21/18 (g)		3,400,000	2,669,000
5.375% 2/13/17 (g)		2,400,000	2,160,000
5.45% 11/22/17 (g)		5,460,000	4,758,390
6.025% 7/5/22 (g)		4,110,000	3,114,558
6.902% 7/9/20 (g)		5,560,000	4,456,229
TOTAL IRELAND			25,631,670
Kazakhstan - 2.2%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (g)		5,920,000	4,972,800
Kazagro National Management Holding JSC 4.625% 5/24/23 (g)		5,115,000	4,271,025
KazMunaiGaz Finance Sub BV:
4.875% 5/7/25 (g)		2,545,000	2,272,858
6% 11/7/44 (g)		4,255,000	3,603,985
6.375% 4/9/21 (g)		8,125,000	8,216,406
7% 5/5/20 (g)		6,905,000	7,176,021
9.125% 7/2/18 (g)		2,555,000	2,795,298
KazMunaiGaz National Co.:
4.4% 4/30/23 (g)		3,070,000	2,727,695
5.75% 4/30/43 (g)		17,995,000	15,115,800
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		2,200,000	2,112,000
Zhaikmunai International BV 7.125% 11/13/19 (g)		5,445,000	4,699,580
TOTAL KAZAKHSTAN			57,963,468
Luxembourg - 2.3%
Aquarius Investments Luxemburg 8.25% 2/18/16		6,700,000	6,700,107
Cosan Luxembourg SA 9.5% 3/14/18 (g)	BRL	15,690,000	5,241,411
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		10,450,000	9,196,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - continued
RSHB Capital SA:
5.1% 7/25/18 (g)		$ 9,885,000	$ 8,130,413
5.298% 12/27/17 (g)		19,580,000	16,545,100
6% 6/3/21 (Reg. S) (i)		4,300,000	2,951,554
6.299% 5/15/17 (Reg. S)		10,060,000	8,893,040
8.5% 10/16/23 (g)		3,515,000	2,355,050
TOTAL LUXEMBOURG			60,012,675
Malaysia - 0.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		8,700,000	8,612,565
Mexico - 4.4%
Comision Federal de Electricid 4.875% 5/26/21 (g)		3,245,000	3,444,340
Pemex Project Funding Master Trust:
6.625% 6/15/35		21,025,000	24,283,875
8.625% 2/1/22		8,763,000	10,651,427
Petroleos Mexicanos:
4.875% 1/24/22		13,140,000	13,762,967
5.5% 1/21/21		9,525,000	10,310,813
5.5% 6/27/44		18,880,000	19,257,600
6% 3/5/20		3,830,000	4,299,175
6.375% 1/23/45		14,800,000	16,761,000
6.5% 6/2/41		12,885,000	14,785,538
TOTAL MEXICO			117,556,735
Netherlands - 2.7%
Bulgaria Steel Finance BV 12% 5/4/49 unit (c)	EUR	600,000	7,260
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		10,270,000	10,809,175
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (g)		2,785,000	2,743,225
6.95% 7/10/42 (g)		7,815,000	7,557,105
Lukoil International Finance BV 6.356% 6/7/17 (Reg. S)		3,670,000	3,479,490
Majapahit Holding BV:
7.75% 1/20/20 (g)		6,650,000	7,697,375
7.875% 6/29/37 (Reg. S)		3,365,000	3,937,050
8% 8/7/19 (g)		5,765,000	6,681,635
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		2,705,000	2,637,916
Petrobras Global Finance BV:
6.25% 3/17/24		16,070,000	15,291,248
7.25% 3/17/44		10,525,000	10,393,438
TOTAL NETHERLANDS			71,234,917
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Philippines - 0.3%
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (g)		$ 6,300,000	$ 8,208,900
South Africa - 0.8%
Eskom Holdings Ltd.:
5.75% 1/26/21 (Reg. S)		12,430,000	12,492,150
6.75% 8/6/23 (g)		3,800,000	3,942,500
TransCanada PipeLines Ltd. 4% 7/26/22 (g)		4,575,000	4,323,375
TOTAL SOUTH AFRICA			20,758,025
Sri Lanka - 0.4%
Bank of Ceylon 6.875% 5/3/17 (g)		6,495,000	6,835,988
National Savings Bank 8.875% 9/18/18 (g)		3,375,000	3,754,688
TOTAL SRI LANKA			10,590,676
Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (g)		9,730,000	11,457,075
Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (g)		6,430,000	6,192,733
Export Credit Bank of Turkey 5% 9/23/21 (g)		3,420,000	3,481,150
TOTAL TURKEY			9,673,883
United Kingdom - 0.2%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		7,150,000	5,362,500
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		1,955,000	1,114,350
TOTAL UNITED KINGDOM			6,476,850
United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (g)		3,160,000	3,207,400
Venezuela - 3.6%
Petroleos de Venezuela SA:
5.25% 4/12/17		15,945,000	7,175,250
5.375% 4/12/27		37,810,000	13,242,953
5.5% 4/12/37		52,345,000	18,006,680
6% 5/16/24 (g)		42,830,000	16,275,400
6% 11/15/26 (Reg. S)		49,810,000	18,180,650
8.5% 11/2/17 (g)		11,255,000	6,437,860
8.5% 11/2/17 (Reg. S)		10,195,000	5,831,540
9% 11/17/21 (Reg. S)		9,320,000	4,077,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
9.75% 5/17/35 (g)		$ 9,725,000	$ 4,327,625
9.75% 5/17/35		4,955,000	2,204,975
TOTAL VENEZUELA			95,760,433
TOTAL NONCONVERTIBLE BONDS (Cost $836,147,921)			764,998,267
Government Obligations - 57.5%

Armenia - 0.9%
Republic of Armenia 6% 9/30/20 (g)		25,775,000	25,001,750
Azerbaijan - 1.1%
Azerbaijan Republic 4.75% 3/18/24 (g)		12,775,000	12,551,438
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		9,955,000	9,607,222
5.45% 2/9/17 (Reg. S)		8,010,000	8,230,275
TOTAL AZERBAIJAN			30,388,935
Barbados - 0.5%
Barbados Government:
7% 8/4/22 (g)		10,834,000	9,940,195
7.25% 12/15/21 (g)		4,482,000	4,078,620
TOTAL BARBADOS			14,018,815
Belarus - 0.5%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		11,085,000	10,438,745
8.95% 1/26/18		3,570,000	3,273,333
TOTAL BELARUS			13,712,078
Belize - 0.1%
Belize Government 5% 2/20/38 (e)(g)		2,196,600	1,570,569
Bolivia - 0.1%
Plurinational State of Bolivia 5.95% 8/22/23 (g)		3,825,000	4,016,250
Brazil - 4.3%
Brazilian Federative Republic:
4.25% 1/7/25		40,130,000	40,130,000
4.875% 1/22/21		5,310,000	5,641,875
Government Obligations - continued
		Principal Amount (d)	Value
Brazil - continued
Brazilian Federative Republic: - continued
5% 1/27/45		$ 18,805,000	$ 18,428,900
5.625% 1/7/41		5,095,000	5,489,863
7.125% 1/20/37		9,775,000	12,389,813
8.25% 1/20/34		6,940,000	9,525,150
10.125% 5/15/27		4,670,000	7,145,100
12.25% 3/6/30		5,265,000	9,634,950
Caixa Economica Federal 4.5% 10/3/18 (g)		3,425,000	3,373,625
TOTAL BRAZIL			111,759,276
Colombia - 2.0%
Colombian Republic:
2.625% 3/15/23		3,485,000	3,235,823
4% 2/26/24		14,335,000	14,657,538
5.625% 2/26/44		9,300,000	10,462,500
6.125% 1/18/41		9,570,000	11,460,075
7.375% 9/18/37		6,245,000	8,415,138
11.75% 2/25/20		2,768,000	3,926,408
TOTAL COLOMBIA			52,157,482
Congo - 0.8%
Congo Republic 3.5% 6/30/29 (e)		22,725,064	20,452,558
Costa Rica - 0.6%
Costa Rican Republic:
4.375% 4/30/25 (g)		8,060,000	7,092,800
5.625% 4/30/43 (g)		3,230,000	2,656,675
7% 4/4/44 (g)		6,480,000	6,350,400
TOTAL COSTA RICA			16,099,875
Croatia - 1.5%
Croatia Republic:
5.5% 4/4/23 (g)		6,315,000	6,542,340
6% 1/26/24 (g)		7,290,000	7,854,975
6.375% 3/24/21 (g)		7,385,000	8,068,113
6.625% 7/14/20 (g)		9,070,000	9,937,273
6.75% 11/5/19		7,025,000	7,692,375
TOTAL CROATIA			40,095,076
Dominican Republic - 0.9%
Dominican Republic:
5.875% 4/18/24 (g)		4,420,000	4,508,400
6.6% 1/28/24 (g)		2,625,000	2,795,625
Government Obligations - continued
		Principal Amount (d)	Value
Dominican Republic - continued
Dominican Republic: - continued
7.45% 4/30/44 (g)		$ 8,465,000	$ 9,248,013
7.5% 5/6/21 (g)		6,585,000	7,219,992
TOTAL DOMINICAN REPUBLIC			23,772,030
Ecuador - 0.2%
Ecuador Republic:
7.95% 6/20/24 (g)		4,190,000	3,582,450
9.375% 12/15/15 (g)		2,740,000	2,671,500
TOTAL ECUADOR			6,253,950
El Salvador - 0.9%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		4,697,000	4,567,833
6.375% 1/18/27 (g)		4,065,000	4,075,163
7.375% 12/1/19		4,400,000	4,884,000
7.625% 2/1/41 (g)		3,090,000	3,244,500
7.65% 6/15/35 (Reg. S)		3,920,000	4,155,200
7.75% 1/24/23 (Reg. S)		1,495,000	1,644,500
8.25% 4/10/32 (Reg. S)		1,930,000	2,200,200
TOTAL EL SALVADOR			24,771,396
Ethiopia - 0.3%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (g)		7,835,000	7,717,475
Gabon - 0.2%
Gabonese Republic 6.375% 12/12/24 (g)		6,905,000	6,559,750
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (g)		4,755,000	4,987,995
Ghana - 0.3%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		1,750,000	1,618,750
8.125% 1/18/26 (g)		2,035,000	1,882,375
8.5% 10/4/17		4,090,000	4,081,247
TOTAL GHANA			7,582,372
Hungary - 2.5%
Hungarian Republic:
4% 3/25/19		4,115,000	4,228,163
5.375% 2/21/23		8,328,000	8,973,420
5.375% 3/25/24		7,822,000	8,467,315
Government Obligations - continued
		Principal Amount (d)	Value
Hungary - continued
Hungarian Republic: - continued
5.75% 11/22/23		$ 9,330,000	$ 10,332,975
6.25% 1/29/20		6,549,000	7,359,439
6.375% 3/29/21		14,839,000	16,962,847
7.625% 3/29/41		6,906,000	9,181,527
TOTAL HUNGARY			65,505,686
Indonesia - 3.6%
Indonesian Republic:
3.375% 4/15/23 (g)		3,400,000	3,213,000
3.75% 4/25/22 (g)		4,350,000	4,284,750
4.625% 4/15/43 (g)		2,745,000	2,542,556
4.875% 5/5/21 (g)		6,465,000	6,828,656
5.25% 1/17/42		7,630,000	7,696,763
5.375% 10/17/23 (g)		3,400,000	3,706,000
5.875% 3/13/20 (g)		8,795,000	9,740,463
5.875% 1/15/24 (g)		5,955,000	6,729,150
6.625% 2/17/37		12,260,000	14,344,200
6.75% 1/15/44 (g)		6,240,000	7,722,000
7.75% 1/17/38 (g)		6,040,000	7,905,152
8.5% 10/12/35 (g)		10,325,000	14,351,750
11.625% 3/4/19 (g)		5,185,000	6,850,681
TOTAL INDONESIA			95,915,121
Iraq - 0.4%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		11,955,000	9,982,425
Ivory Coast - 0.5%
Ivory Coast:
5.375% 7/23/24 (g)		3,055,000	2,905,916
7.7743% 12/31/32		9,700,000	9,263,500
TOTAL IVORY COAST			12,169,416
Jamaica - 0.3%
Jamaican Government:
7.625% 7/9/25		1,690,000	1,766,050
8% 6/24/19		3,125,000	3,328,125
8% 3/15/39		2,245,000	2,250,613
TOTAL JAMAICA			7,344,788
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		10,385,000	10,410,963
Government Obligations - continued
		Principal Amount (d)	Value
Kazakhstan - 0.7%
Kazakhstan Republic:
3.875% 10/14/24 (g)		$ 14,835,000	$ 13,889,269
4.875% 10/14/44 (g)		4,905,000	4,488,075
TOTAL KAZAKHSTAN			18,377,344
Kenya - 0.5%
Republic of Kenya:
5.875% 6/24/19 (g)		3,935,000	3,984,188
6.875% 6/24/24 (g)		7,670,000	8,034,325
TOTAL KENYA			12,018,513
Lebanon - 1.2%
Lebanese Republic:
5% 10/12/17		3,340,000	3,357,892
5.15% 11/12/18		13,535,000	13,618,917
5.45% 11/28/19		5,645,000	5,647,823
6.1% 10/4/22		5,155,000	5,245,213
9% 3/20/17		3,855,000	4,198,481
TOTAL LEBANON			32,068,326
Mexico - 3.9%
Comision Federal de Electricid:
4.875% 1/15/24 (g)		8,240,000	8,610,800
5.75% 2/14/42 (Reg. S)		3,960,000	4,225,320
United Mexican States:
5.55% 1/21/45		12,335,000	14,339,438
5.75% 10/12/2110		11,431,000	12,288,325
6.05% 1/11/40		16,467,000	20,139,141
6.75% 9/27/34		11,995,000	15,665,470
7.5% 4/8/33		4,675,000	6,486,563
8.3% 8/15/31		9,880,000	14,844,700
11.5% 5/15/26		3,595,000	5,904,788
TOTAL MEXICO			102,504,545
Mongolia - 0.3%
Development Bank of Mongolia 5.75% 3/21/17 (Reg.S)		2,585,000	2,481,600
Mongolian People's Republic:
4.125% 1/5/18 (Reg.S)		2,355,000	2,166,600
5.125% 12/5/22 (Reg. S)		3,360,000	2,889,600
TOTAL MONGOLIA			7,537,800
Government Obligations - continued
		Principal Amount (d)	Value
Morocco - 0.3%
Moroccan Kingdom:
4.25% 12/11/22 (g)		$ 6,300,000	$ 6,378,750
5.5% 12/11/42 (g)		2,780,000	2,860,703
TOTAL MOROCCO			9,239,453
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (g)		1,822,000	1,913,100
Netherlands - 0.3%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		7,685,000	7,646,575
Nigeria - 0.1%
Republic of Nigeria 5.125% 7/12/18 (g)		1,485,000	1,470,150
Pakistan - 0.5%
Islamic Republic of Pakistan:
6.875% 6/1/17 (g)		2,825,000	2,860,313
7.125% 3/31/16 (g)		1,411,000	1,432,165
7.25% 4/15/19 (g)		4,195,000	4,255,828
8.25% 4/15/24 (g)		3,365,000	3,457,538
TOTAL PAKISTAN			12,005,844
Panama - 1.5%
Panamanian Republic:
4% 9/22/24		5,625,000	5,779,688
4.3% 4/29/53		6,655,000	6,255,700
6.7% 1/26/36		2,840,000	3,670,700
7.125% 1/29/26		2,870,000	3,687,950
8.875% 9/30/27		6,744,000	9,778,800
9.375% 4/1/29		6,455,000	9,795,463
TOTAL PANAMA			38,968,301
Peru - 0.9%
Peruvian Republic:
5.625% 11/18/50		7,045,000	8,295,488
8.75% 11/21/33		10,545,000	16,423,838
TOTAL PERU			24,719,326
Philippines - 2.5%
Philippine Republic:
6.375% 1/15/32		650,000	851,500
6.375% 10/23/34		5,930,000	7,946,200
7.75% 1/14/31		10,455,000	15,055,200
Government Obligations - continued
		Principal Amount (d)	Value
Philippines - continued
Philippine Republic: - continued
9.5% 2/2/30		$ 8,360,000	$ 13,564,100
10.625% 3/16/25		17,115,000	27,555,150
TOTAL PHILIPPINES			64,972,150
Romania - 0.9%
Romanian Republic:
4.375% 8/22/23 (g)		3,335,000	3,505,919
4.875% 1/22/24 (g)		4,332,000	4,732,710
6.125% 1/22/44 (g)		3,796,000	4,597,905
6.75% 2/7/22 (g)		9,615,000	11,572,902
TOTAL ROMANIA			24,409,436
Russia - 6.7%
Russian Federation:
3.5% 1/16/19 (g)		8,180,000	7,372,879
4.5% 4/4/22 (g)		9,535,000	8,431,324
4.875% 9/16/23 (g)		14,200,000	12,652,200
5% 4/29/20 (g)		16,800,000	15,619,800
5.625% 4/4/42 (g)		14,240,000	11,881,429
5.875% 9/16/43 (g)		8,110,000	6,991,793
7.5% 3/31/30 (Reg. S)		58,917,250	61,097,160
11% 7/24/18 (Reg. S)		10,050,000	11,647,950
12.75% 6/24/28 (Reg. S)		29,644,000	42,474,398
TOTAL RUSSIA			178,168,933
Senegal - 0.2%
Republic of Senegal:
6.25% 7/30/24 (g)		2,415,000	2,300,771
8.75% 5/13/21 (g)		2,175,000	2,387,498
TOTAL SENEGAL			4,688,269
Serbia - 1.0%
Republic of Serbia:
4.875% 2/25/20 (g)		6,780,000	6,769,830
5.25% 11/21/17 (g)		2,705,000	2,778,035
5.875% 12/3/18 (g)		4,995,000	5,207,288
7.25% 9/28/21 (g)		9,645,000	10,803,172
TOTAL SERBIA			25,558,325
Government Obligations - continued
		Principal Amount (d)	Value
South Africa - 0.8%
South African Republic:
5.375% 7/24/44		$ 3,525,000	$ 3,723,281
5.5% 3/9/20		3,400,000	3,723,007
5.875% 9/16/25		11,220,000	12,636,525
TOTAL SOUTH AFRICA			20,082,813
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (g)		2,045,000	2,060,338
5.875% 7/25/22 (g)		3,795,000	3,856,669
6% 1/14/19 (g)		4,500,000	4,680,000
6.25% 10/4/20 (g)		4,390,000	4,571,088
6.25% 7/27/21 (g)		4,225,000	4,425,688
TOTAL SRI LANKA			19,593,783
Tanzania - 0.1%
United Republic of Tanzania 6.3289% 3/9/20 (i)		2,460,000	2,570,700
Turkey - 6.2%
Turkish Republic:
4.875% 4/16/43		5,955,000	5,931,656
5.125% 3/25/22		3,430,000	3,648,663
5.625% 3/30/21		8,550,000	9,394,313
5.75% 3/22/24		10,355,000	11,571,713
6% 1/14/41		12,365,000	14,034,275
6.25% 9/26/22		14,320,000	16,342,700
6.625% 2/17/45		5,585,000	6,854,191
6.75% 5/30/40		7,505,000	9,268,675
6.875% 3/17/36		10,900,000	13,475,125
7% 3/11/19		6,530,000	7,444,200
7% 6/5/20		9,775,000	11,365,862
7.25% 3/5/38		4,445,000	5,749,608
7.375% 2/5/25		13,145,000	16,357,375
7.5% 11/7/19		12,385,000	14,518,316
8% 2/14/34		5,795,000	7,933,355
11.875% 1/15/30		6,405,000	11,328,844
TOTAL TURKEY			165,218,871
Ukraine - 1.1%
Ukraine Government:
6.25% 6/17/16 (g)		4,965,000	3,219,803
6.58% 11/21/16 (g)		3,685,000	2,284,700
6.75% 11/14/17 (g)		2,015,000	1,246,882
Government Obligations - continued
		Principal Amount (d)	Value
Ukraine - continued
Ukraine Government: - continued
7.5% 4/17/23 (Reg. S)		$ 11,395,000	$ 6,723,050
7.75% 9/23/20 (g)		5,935,000	3,561,000
7.8% 11/28/22 (g)		8,595,000	5,242,950
7.95% 2/23/21 (g)		5,615,000	3,425,150
9.25% 7/24/17 (g)		5,145,000	3,138,450
TOTAL UKRAINE			28,841,985
Uruguay - 0.6%
Uruguay Republic:
4.5% 8/14/24		8,150,000	8,557,500
5.1% 6/18/50		3,655,000	3,709,825
7.625% 3/21/36		3,400,000	4,632,500
TOTAL URUGUAY			16,899,825
Venezuela - 2.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		211,320	1,796,220
6% 12/9/20		17,550,000	7,432,425
7% 12/1/18 (Reg. S)		6,075,000	2,764,125
7% 3/31/38		5,645,000	2,308,805
7.65% 4/21/25		20,780,000	9,091,250
7.75% 10/13/19 (Reg. S)		9,760,000	4,333,440
8.25% 10/13/24		13,265,000	5,770,275
9% 5/7/23 (Reg. S)		16,580,000	7,502,450
9.25% 9/15/27		5,885,000	2,715,928
9.25% 5/7/28 (Reg. S)		29,030,000	12,744,170
9.375% 1/13/34		12,265,000	5,323,010
11.75% 10/21/26 (Reg. S)		2,565,000	1,265,828
11.95% 8/5/31 (Reg. S)		3,660,000	1,830,000
12.75% 8/23/22		3,540,000	1,810,710
TOTAL VENEZUELA			66,688,636
Vietnam - 0.5%
Vietnamese Socialist Republic:
4.8% 11/19/24 (g)		9,555,000	9,817,763
6.75% 1/29/20 (g)		3,297,000	3,701,047
6.75% 1/29/20		570,000	639,854
TOTAL VIETNAM			14,158,664
Government Obligations - continued
		Principal Amount (d)	Value
Zambia - 0.3%
Republic of Zambia:
5.375% 9/20/22 (g)		$ 5,585,000	$ 5,152,163
8.5% 4/14/24 (g)		3,335,000	3,652,492
TOTAL ZAMBIA			8,804,655
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,535,375,253)			1,521,372,353
Common Stocks - 0.2%
	Shares
Cayman Islands - 0.2%
Alibaba Group Holding Ltd. sponsored ADR (Cost $6,509,803)	59,600	6,194,824
Nonconvertible Preferred Stocks - 0.8%

Brazil - 0.8%
Petroleo Brasileiro SA - Petrobras sponsored ADR (f) (Cost $19,617,557)	2,730,900	19,935,570
Investment Companies - 0.5%

United States of America - 0.5%
iShares MSCI Brazil Index ETF (f) (Cost $13,326,778)	366,600	13,406,562
Preferred Securities - 1.1%
	Principal Amount (d)
Cayman Islands - 1.0%
Hutchison Whampoa International 10 Ltd. 6% (g)(h)(i)	$ 25,395,000	26,214,098
China - 0.1%
Sinochem Group 5% (g)(h)(i)	2,540,000	2,599,150
TOTAL PREFERRED SECURITIES (Cost $28,577,453)		28,813,248
Money Market Funds - 11.1%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a)	271,057,684	$ 271,057,684
Fidelity Securities Lending Cash Central Fund, 0.13% (a)(b)	22,551,000	22,551,000
TOTAL MONEY MARKET FUNDS (Cost $293,608,684)		293,608,684
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,733,163,449)		2,648,329,508
NET OTHER ASSETS (LIABILITIES) - 0.0%		568,201
NET ASSETS - 100%		$ 2,648,897,709
Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $954,079,215 or 36.0% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 128,405
Fidelity Securities Lending Cash Central Fund	220,518
Total	$ 348,923
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 19,935,570	$ 19,935,570	$ -	$ -
Information Technology	6,194,824	6,194,824	-	-
Corporate Bonds	764,998,267	-	764,991,007	7,260
Government Obligations	1,521,372,353	-	1,519,576,133	1,796,220
Investment Companies	13,406,562	13,406,562	-	-
Preferred Securities	28,813,248	-	28,813,248	-
Money Market Funds	293,608,684	293,608,684	-	-
Total Investments in Securities:	$ 2,648,329,508	$ 333,145,640	$ 2,313,380,388	$ 1,803,480
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	10.9%
BBB	43.6%
BB	13.0%
B	9.1%
CCC,CC,C	8.2%
Not Rated	2.5%
Other Investments	1.6%
Short-Term Investments and Net Other Assets	11.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014

Assets
Investment in securities, at value (including securities loaned of $21,973,090) - See accompanying schedule: Unaffiliated issuers (cost $2,439,554,765)	$ 2,354,720,824
Fidelity Central Funds (cost $293,608,684)	293,608,684
Total Investments (cost $2,733,163,449)		$ 2,648,329,508
Receivable for fund shares sold		17,917,696
Dividends receivable		992
Interest receivable		39,667,880
Distributions receivable from Fidelity Central Funds		23,765
Prepaid expenses		5,686
Other receivables		50,158
Total assets		2,705,995,685

Liabilities
Payable for investments purchased	$ 14,396,164
Payable for fund shares redeemed	13,674,304
Distributions payable	4,212,968
Accrued management fee	1,447,788
Distribution and service plan fees payable	194,973
Other affiliated payables	445,234
Other payables and accrued expenses	175,545
Collateral on securities loaned, at value	22,551,000
Total liabilities		57,097,976

Net Assets		$ 2,648,897,709
Net Assets consist of:
Paid in capital		$ 2,745,367,993
Undistributed net investment income		10,381,028
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,971,143)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(84,880,169)
Net Assets		$ 2,648,897,709

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($289,082,509 ÷ 21,532,185 shares)	$ 13.43

Maximum offering price per share (100/96.00 of $13.43)	$ 13.99
Class T: Net Asset Value and redemption price per share ($87,301,311 ÷ 6,530,821 shares)	$ 13.37

Maximum offering price per share (100/96.00 of $13.37)	$ 13.93
Class B: Net Asset Value and offering price per share ($6,409,612 ÷ 471,551 shares)A	$ 13.59

Class C: Net Asset Value and offering price per share ($130,015,095 ÷ 9,613,041 shares)A	$ 13.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,136,089,182 ÷ 162,220,044 shares)	$ 13.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2014

Investment Income
Dividends		$ 6,634,983
Interest		139,565,923
Income from Fidelity Central Funds		348,923
Income before foreign taxes withheld		146,549,829
Less foreign taxes withheld		(198,026)
Total income		146,351,803

Expenses
Management fee	$ 16,009,818
Transfer agent fees	4,051,179
Distribution and service plan fees	2,533,143
Accounting and security lending fees	1,067,831
Custodian fees and expenses	150,104
Independent trustees' compensation	9,756
Registration fees	285,265
Audit	94,658
Legal	6,487
Interest	135
Miscellaneous	17,884
Total expenses before reductions	24,226,260
Expense reductions	(150,778)	24,075,482
Net investment income (loss)		122,276,321
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $24,206)	6,043,764
Foreign currency transactions	(418,554)
Total net realized gain (loss)		5,625,210
Change in net unrealized appreciation (depreciation) on: Investment securities	(57,375,442)
Assets and liabilities in foreign currencies	209,851
Total change in net unrealized appreciation (depreciation)		(57,165,591)
Net gain (loss)		(51,540,381)
Net increase (decrease) in net assets resulting from operations		$ 70,735,940

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 122,276,321	$ 99,222,716
Net realized gain (loss)	5,625,210	(20,785,107)
Change in net unrealized appreciation (depreciation)	(57,165,591)	(242,235,303)
Net increase (decrease) in net assets resulting from operations	70,735,940	(163,797,694)
Distributions to shareholders from net investment income	(108,098,355)	(91,270,097)
Distributions to shareholders from net realized gain	(24,974,778)	(14,830,709)
Total distributions	(133,073,133)	(106,100,806)
Share transactions - net increase (decrease)	616,181,307	136,655,244
Redemption fees	289,479	463,221
Total increase (decrease) in net assets	554,133,593	(132,780,035)

Net Assets
Beginning of period	2,094,764,116	2,227,544,151
End of period (including undistributed net investment income of $10,381,028 and undistributed net investment income of $9,643,324, respectively)	$ 2,648,897,709	$ 2,094,764,116

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 15.30	$ 13.55	$ 13.32	$ 12.76
Income from Investment Operations
Net investment income (loss) C	.690	.639	.668	.726	.717
Net realized and unrealized gain (loss)	(.133)	(1.670)	1.920	.256	.568
Total from investment operations	.557	(1.031)	2.588	.982	1.285
Distributions from net investment income	(.602)	(.577)	(.603)	(.698)	(.670)
Distributions from net realized gain	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.729)	(.672)	(.840)	(.755)	(.730)
Redemption fees added to paid in capital C	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.43	$ 13.60	$ 15.30	$ 13.55	$ 13.32
Total ReturnA, B	4.01%	(6.83)%	19.54%	7.59%	10.28%
Ratios to Average Net Assets D, F
Expenses before reductions	1.16%	1.17%	1.18%	1.19%	1.24%
Expenses net of fee waivers, if any	1.16%	1.17%	1.18%	1.18%	1.20%
Expenses net of all reductions	1.16%	1.17%	1.18%	1.18%	1.20%
Net investment income (loss)	4.88%	4.45%	4.59%	5.40%	5.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 289,083	$ 348,952	$ 480,718	$ 309,900	$ 310,674
Portfolio turnover rateE	143%	138%	87%	133%	96%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 15.24	$ 13.50	$ 13.28	$ 12.71
Income from Investment Operations
Net investment income (loss) C	.681	.635	.662	.721	.714
Net realized and unrealized gain (loss)	(.130)	(1.668)	1.914	.249	.581
Total from investment operations	.551	(1.033)	2.576	.970	1.295
Distributions from net investment income	(.596)	(.575)	(.601)	(.696)	(.670)
Distributions from net realized gain	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.723)	(.670)	(.838)	(.753)	(.730)
Redemption fees added to paid in capital C	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.37	$ 13.54	$ 15.24	$ 13.50	$ 13.28
Total ReturnA, B	3.99%	(6.87)%	19.51%	7.52%	10.41%
Ratios to Average Net Assets D, F
Expenses before reductions	1.20%	1.19%	1.20%	1.21%	1.24%
Expenses net of fee waivers, if any	1.20%	1.19%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.19%	1.19%	1.20%	1.20%	1.20%
Net investment income (loss)	4.85%	4.44%	4.57%	5.39%	5.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,301	$ 89,378	$ 138,448	$ 104,920	$ 114,786
Portfolio turnover rateE	143%	138%	87%	133%	96%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.76	$ 15.47	$ 13.69	$ 13.46	$ 12.88
Income from Investment Operations
Net investment income (loss) C	.596	.546	.569	.639	.637
Net realized and unrealized gain (loss)	(.139)	(1.691)	1.944	.248	.580
Total from investment operations	.457	(1.145)	2.513	.887	1.217
Distributions from net investment income	(.502)	(.473)	(.498)	(.603)	(.582)
Distributions from net realized gain	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.629)	(.568)	(.735)	(.660)	(.642)
Redemption fees added to paid in capital C	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.59	$ 13.76	$ 15.47	$ 13.69	$ 13.46
Total ReturnA, B	3.24%	(7.49)%	18.71%	6.77%	9.63%
Ratios to Average Net Assets D, F
Expenses before reductions	1.88%	1.89%	1.89%	1.90%	1.93%
Expenses net of fee waivers, if any	1.88%	1.89%	1.89%	1.87%	1.85%
Expenses net of all reductions	1.87%	1.89%	1.89%	1.87%	1.85%
Net investment income (loss)	4.17%	3.73%	3.87%	4.71%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,410	$ 8,975	$ 18,474	$ 18,427	$ 21,843
Portfolio turnover rateE	143%	138%	87%	133%	96%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 15.40	$ 13.64	$ 13.40	$ 12.83
Income from Investment Operations
Net investment income (loss) C	.588	.536	.564	.630	.622
Net realized and unrealized gain (loss)	(.147)	(1.675)	1.925	.262	.572
Total from investment operations	.441	(1.139)	2.489	.892	1.194
Distributions from net investment income	(.496)	(.469)	(.494)	(.598)	(.569)
Distributions from net realized gain	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.623)	(.564)	(.731)	(.655)	(.629)
Redemption fees added to paid in capital C	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.52	$ 13.70	$ 15.40	$ 13.64	$ 13.40
Total ReturnA, B	3.14%	(7.48)%	18.59%	6.83%	9.48%
Ratios to Average Net Assets D, F
Expenses before reductions	1.91%	1.92%	1.92%	1.93%	1.96%
Expenses net of fee waivers, if any	1.91%	1.92%	1.92%	1.92%	1.95%
Expenses net of all reductions	1.91%	1.92%	1.92%	1.92%	1.95%
Net investment income (loss)	4.13%	3.71%	3.84%	4.66%	4.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 130,015	$ 151,747	$ 213,626	$ 126,005	$ 124,907
Portfolio turnover rateE	143%	138%	87%	133%	96%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 15.03	$ 13.33	$ 13.12	$ 12.57
Income from Investment Operations
Net investment income (loss) B	.713	.663	.701	.753	.743
Net realized and unrealized gain (loss)	(.132)	(1.633)	1.881	.249	.568
Total from investment operations	.581	(.970)	2.582	1.002	1.311
Distributions from net investment income	(.636)	(.618)	(.647)	(.738)	(.706)
Distributions from net realized gain	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.763)	(.713)	(.884)	(.795)	(.766)
Redemption fees added to paid in capitalB	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.17	$ 13.35	$ 15.03	$ 13.33	$ 13.12
Total ReturnA	4.27%	(6.54)%	19.84%	7.88%	10.67%
Ratios to Average Net Assets C, E
Expenses before reductions	.89%	.89%	.89%	.89%	.92%
Expenses net of fee waivers, if any	.89%	.89%	.89%	.89%	.92%
Expenses net of all reductions	.88%	.89%	.89%	.89%	.92%
Net investment income (loss)	5.16%	4.74%	4.88%	5.70%	5.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,136,089	$ 1,495,712	$ 1,376,278	$ 585,546	$ 489,838
Portfolio turnover rateD	143%	138%	87%	133%	96%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2014

1. Organization.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 84,442,208
Gross unrealized depreciation	(165,040,918)
Net unrealized appreciation (depreciation) on securities	$ (80,598,710)

Tax Cost	$ 2,728,928,218

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$ (80,644,938)

The fund intends to elect to defer to its next fiscal year $13,951,583 of capital losses recognized during the period November 1, 2014 to December 31, 2014.

The tax character of distributions paid was as follows:

	December 31, 2014	December 31, 2013
Ordinary Income	$ 131,106,597	$ 94,266,033
Long-term Capital Gains	1,966,536	11,834,773
Total	$ 133,073,133	$ 106,100,806

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,805,949,643 and $2,354,529,812, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 828,978	$ 10,443
Class T	-%	.25%	223,397	37
Class B	.65%	.25%	67,579	48,847
Class C	.75%	.25%	1,413,189	165,306
			$ 2,533,143	$ 224,633

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 44,874
Class T	6,973
Class B*	9,117
Class C*	10,719
$ 71,683

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 610,830.18
Class T	198,631.22
Class B	18,862.25
Class C	260,642.18
Institutional Class	2,962,214.16
	$ 4,051,179

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,539 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,949,000.32%		$ 135

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,656 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the

Annual Report

7. Security Lending - continued

obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $220,518, including $2,311 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $150,317 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $398.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of $63.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2014	2013
From net investment income
Class A	$ 14,154,957	$ 17,572,382
Class T	3,789,745	4,677,104
Class B	264,497	436,979
Class C	4,950,220	6,409,260
Institutional Class	84,938,936	62,174,372
Total	$ 108,098,355	$ 91,270,097
From net realized gain
Class A	$ 2,726,364	$ 3,007,033
Class T	822,069	828,210
Class B	59,685	101,277
Class C	1,213,697	1,340,624
Institutional Class	20,152,963	9,553,565
Total	$ 24,974,778	$ 14,830,709

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended December 31,	2014	2013	2014	2013
Class A
Shares sold	8,225,469	10,395,897	$ 116,846,135	$ 152,017,324
Reinvestment of distributions	1,097,751	1,173,650	15,377,403	16,782,179
Shares redeemed	(13,447,086)	(17,331,133)	(189,446,977)	(245,115,754)
Net increase (decrease)	(4,123,866)	(5,761,586)	$ (57,223,439)	$ (76,316,251)
Class T
Shares sold	1,313,987	1,351,575	$ 18,629,838	$ 19,753,536
Reinvestment of distributions	305,331	340,677	4,253,850	4,858,280
Shares redeemed	(1,687,384)	(4,177,785)	(23,568,543)	(58,726,905)
Net increase (decrease)	(68,066)	(2,485,533)	$ (684,855)	$ (34,115,089)
Class B
Shares sold	39,661	60,894	$ 576,775	$ 925,381
Reinvestment of distributions	20,244	28,703	286,401	417,540
Shares redeemed	(240,398)	(631,360)	(3,393,040)	(9,097,028)
Net increase (decrease)	(180,493)	(541,763)	$ (2,529,864)	$ (7,754,107)
Class C
Shares sold	1,345,113	3,580,239	$ 19,209,999	$ 53,293,065
Reinvestment of distributions	375,099	438,203	5,278,928	6,317,026
Shares redeemed	(3,185,498)	(6,808,308)	(44,617,846)	(96,519,084)
Net increase (decrease)	(1,465,286)	(2,789,866)	$ (20,128,919)	$ (36,908,993)
Institutional Class
Shares sold	85,074,658	69,147,986	$ 1,173,430,507	$ 964,833,993
Reinvestment of distributions	3,521,942	2,641,067	48,268,307	37,007,823
Shares redeemed	(38,413,762)	(51,304,961)	(524,950,430)	(710,092,132)
Net increase (decrease)	50,182,838	20,484,092	$ 696,748,384	$ 291,749,684

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

11. Other - continued

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 52% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 20, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Institutional Class	Various	$0.750	$0.0037

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Emerging Markets Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Annual Report

Fidelity Advisor Emerging Markets Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Emerging Markets Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EMII-UANN-0215
1.787726.111

Item 2. Code of Ethics

As of the end of the period, December 31, 2014, Fidelity Advisor Series VIII (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor Emerging Markets Income Fund (the "Fund"):

Services Billed by PwC

December 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Emerging Markets Income Fund	$73,000	$-	$3,400	$2,500

December 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Emerging Markets Income Fund	$73,000	$-	$3,300	$2,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2014A	December 31, 2013A
Audit-Related Fees	$5,950,000	$4,920,000
Tax Fees	$-	$-
All Other Fees	$-	$50,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2014 A	December 31, 2013 A
PwC	$8,105,000	$5,525,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2015